Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Summary of Future Lease Payments of Operating Leases

Year Ended December 31,
2023	$1,885,604
2024	1,098,134
2025	1,108,012
2026	1,088,112
2027	939,600
Thereafter	1,961,640

Total lease payments	8,081,102
Less: imputed interest	(1,997,936)

Present value of lease liabilities	6,083,166
Less: current lease liabilities	(1,311,295)

Long-term lease liabilities	$4,771,871

Summary of Contractual Sublease Income	The following is a summary as of December 31, 2022, of the contractual sublease income:

Year Ended December 31,
2023	$151,355

Total sublease income	$151,355